Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates - The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates having relatively higher significance include the accounting for revenue recognition, in-process research and development, stock-based compensation, net realizable value of inventory and income taxes. Actual results could differ from those estimates and changes in estimates may occur.

Use of Estimates

The process of preparing financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates having relatively higher significance include the accounting for in-process research and development, stock-based compensation and income taxes. Actual results could differ from those estimates and changes in estimates may occur.

Cash and cash equivalents

Cash and Cash Equivalents

We consider all highly liquid instruments with maturities of less than three months at the time of purchase to be cash equivalents. From time to time, we may have cash balances in financial institutions in excess of insurance limits. We have never experienced any losses related to these balances.

Prepaid Expenses

Prepaid Expenses

Prepaid expenses at September 30, 2025 and 2024 consist of $1,331,280 and $2,700,000 of advance payments made for the preparation of long-lead time drug substance and product costs, respectively, which will be utilized in research and development activities or in the manufacturing of LYMPHIR for sales.

Inventory

Inventory

Inventory is stated at the lower of actual accumulated costs or net realizable value as of September 30, 2025 and 2024 related to the manufacturing of LYMPHIR commercial products, which were available for sale commencing in December 2025. No reserves against inventory were deemed necessary based on an evaluation of the product expiration dating.

	2025	2024
Finished goods	$10,577,876	$6,134,895
Work in process	11,708,817	2,133,871
Total	$22,286,693	$8,268,766

During 2024 and 2025, $6,134,895 and $1,368,720, respectively, of prepaid manufacturing costs were transferred to inventory upon product approval and production commencement at our third-party manufacturers.

Research and Development

Research and Development

Research and development costs, including upfront fees and milestones paid to collaborators who are performing research and development activities under contractual agreements with us, are expensed as incurred. We defer and capitalize our nonrefundable advance payments that are for research and development activities until the related goods are delivered or the related services are performed. When we are reimbursed by a collaboration partner for work we perform, we record the costs incurred as research and development expenses and the related reimbursement as a reduction to research and development expenses in our statement of operations. Research and development expenses primarily consist of clinical and non-clinical studies, materials and supplies, third-party costs for contracted services, and payments related to external collaborations and other research and development related costs.

In-process Research and Development and License Payable

In-process Research and Development and License Payable

We capitalize intangible assets purchased from others for use in research and development activities as In Process Research & Development (IPR&D) when the assets acquired have an alternative future use, we anticipate future economic benefit from that use and the assets acquired are not dependent on future development. Milestone payments upon regulatory approval that meet the same criteria are capitalized when the payments are considered recoverable based on expected future cash flows. Amortization of IPR&D over the exclusive regulatory period of the acquired asset commences upon revenue generation.

In-process research and development of $73,400,000 consists of an initial $40,000,000 payment to Dr. Reddy’s Laboratories (“DRL”) in September 2021, and $27,500,000 and $5,900,000 for approval milestone amounts payable to DRL and Eisai, respectively, that became due during 2024. Of these amounts $22,650,000 and $28,400,000 are included in license payable at September 30, 2025 and 2024, respectively. The value of our September 2021 acquisition of an exclusive license for LYMPHIR (denileukin diftitox), an oncology immunotherapy for the treatment of CTCL, a rare form of non-Hodgkin lymphoma, is expected to be amortized on a straight-line basis over a period of twelve years, (the FDA exclusivity period), commencing upon revenue generation which is expected to commence in December 2025. Included in the IPR&D is the historical know-how, formula protocols, designs, and procedures which were used in the completion of the Phase 3. In addition, the contracts acquired in connection with Dr. Reddy’s transaction with the clinical research and manufacturing organization are at market rates and could be provided by multiple vendors in the marketplace. Therefore, there is no fair value associated with the contracts acquired.

We review our intangible assets annually to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in the remaining useful life of any intangible asset. If the carrying value of an asset exceeds its undiscounted cash flows, we write down the carrying value of the intangible asset to its fair value in the period identified. No impairment has occurred since the acquisitions through September 30, 2025.

Patents and Trademarks

Patents and Trademarks

Certain costs of outside legal counsel related to obtaining trademarks for the Company are capitalized. Patent costs are amortized over the legal life of the patents, generally twenty years, starting at the patent issuance date. There are no capitalized patents and trademarks as of September 30, 2025.

The costs of unsuccessful and abandoned applications are expensed when abandoned. The costs of maintaining existing patents are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

We recognize compensation costs resulting from the issuance of stock-based awards to employees and directors as an expense in the statements of operations over the requisite service period based on the fair value for each stock award on the grant date. The fair value of each option grant is estimated as of the date of grant using the Black-Scholes option pricing model. Because our stock options have characteristics significantly different from those of traded options, and because changes in the input assumptions can materially affect the fair value estimate, the existing model may not necessarily provide a reliable single measure of fair value of our stock options.

We recognize compensation costs resulting from the issuance of stock-based awards to non-employees as an expense in the statements of operations over the service period based on the measurement of fair value for each stock award and records forfeitures as they occur.

Income Taxes

Income Taxes

We file consolidated income tax returns with Citius Pharma. We follow accounting guidance regarding the recognition, measurement, presentation, and disclosure of uncertain tax positions in the financial statements. Tax positions taken or expected to be taken in the course of preparing our tax returns are required to be evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded in the financial statements. There are no uncertain tax positions that require accrual or disclosure as of September 30, 2025. Any interest or penalties are charged to expense. During the years ended September 30, 2025 and 2024, we did not recognize any interest and penalties. We are subject to examination by federal and state tax authorities for all tax years since inception.

We recognize deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities, and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. We provide a valuation allowance, if necessary, for deferred tax assets for which we do not consider realization of such assets to be “more-likely-than-not.” The deferred tax benefit or expense for the period represents the change in the deferred tax asset or liability from the beginning to the end of the period.

Basic and Diluted Net Loss per Common Share

Basic and Diluted Net Loss per Common Share - Basic and diluted net loss per common share applicable to common stockholders is computed by dividing net loss applicable to common stockholders in each period by the weighted average number of shares of common stock outstanding during such period. For the periods presented, common stock equivalents, consisting of stock options and warrants, were not included in the calculation of the diluted loss per share because they were anti-dilutive, with pre-funded warrants being included in the loss per share.

Basic and Diluted Net Loss per Common Share

Basic and diluted net loss per common share applicable to common stockholders is computed by dividing net loss in each period by the weighted average number of shares of common stock outstanding during such period. For the periods presented, common stock equivalents, consisting of options were not included in the calculation of the diluted loss per share because they were anti-dilutive.

Segment Reporting

Segment Reporting

The Company operates through a single operating and reportable segment which is focused on developing and commercializing innovative targeted oncology therapies. The Company’s lead product candidate is LYMPHIR, an engineered IL-2 diphtheria toxin fusion protein, for the treatment of patients with persistent or recurrent CTCL, a rare form of non-Hodgkin lymphoma. LYMPHIR was approved by the FDA in August 2024. The Company manages all business activities on a consolidated basis. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer.

The accounting policies of the operating segment are as described in Note 3. The CODM evaluates the performance of the operating segment and allocates resources based on amounts as reported on the consolidated statements of operations and cash flows. Segment expenses are presented on the Company’s consolidated statements of operations. The operating segment assets are reported on the consolidated balance sheet as total assets.

Concentrations of Credit Risk		Concentrations of Credit Risk We have no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other hedging arrangements.
Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The change in the standard improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The changes improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The guidance will be effective for annual reporting periods beginning after December 15, 2023, and for interim periods beginning after December 15, 2024. Early adoption is permitted. The standard will be applied retrospectively. Since the Company has one reportable segment, adoption of this new standard did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Other than as disclosed in our Form 10-K, we are not aware of any other recently issued accounting standards not yet adopted that may have a material impact on our financial statements.

Recently Issued Accounting Standards

Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures. The standard enhances the transparency, decision usefulness and effectiveness of income tax disclosures by requiring consistent categories and greater disaggregation of information in the reconciliation of income taxes computed using the enacted statutory income tax rate to the actual income tax provision and effective income tax rate, as well as the disaggregation of income taxes paid (refunded) by jurisdiction. The standard also requires disclosure of income (loss) before provision for income taxes and income tax expense (benefit) in accordance with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application - General Notes to Financial Statements: Income Tax Expense, and the removal of disclosures no longer considered cost beneficial or relevant. The guidance will be effective for annual reporting periods beginning after December 15, 2024. Early adoption is permitted. The standard will be applied on a prospective basis, with retrospective application permitted. The Company is currently evaluating the impact of adoption of the standard on its financial statement disclosures.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement Reporting-Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses. The standard update improves the disclosures about a public business entity’s expense by requiring more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation and amortization) included within income statement expense captions. The guidance will be effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The standard updates are to be applied prospectively with the option for retrospective application. We are currently evaluating the impact of adoption of the standard update on our financial statement disclosures.

Basis of Preparation

Basis of Preparation - The accompanying unaudited condensed consolidated financial statements include the operations of Citius Oncology, Inc., and its wholly-owned subsidiary, Citius Oncology Sub, Inc., which was formed in connection with Merger. All significant inter-company balances and transactions have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to fairly state the condensed consolidated financial position of the Company as of December 31, 2025, and the results of its operations and cash flows for the three months ended December 31, 2025 and 2024. The operating results for the three months ended December 31, 2025 are not necessarily indicative of the results that may be expected for the year ending September 30, 2026. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025 filed with the Securities and Exchange Commission (“SEC”) on December 23, 2025.